Goodwill and Other Intangible Assets (Components of Intangible Assets Subject to Amortization) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 708,020	¥ 670,061
Accumulated amortization	291,603	241,819
Computer software, intangible asset
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	342,322	313,599
Accumulated amortization	217,654	193,785
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	162,832	172,234
Accumulated amortization	22,463	11,146
Patents and developed technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	121,886	106,250
Accumulated amortization	27,085	16,272
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	48,823	44,704
Accumulated amortization	9,890	5,610
License Fees
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	13,565	15,561
Accumulated amortization	6,375	6,756
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	18,592	17,713
Accumulated amortization	¥ 8,136	¥ 8,250